Income Taxes (Details) - Schedule of income (loss) before income taxes - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Domestic	$ (19,694)	$ (16,852)
Foreign	86	102
Income (loss) before income taxes	$ (19,608)	$ (16,750)